Commitments, contingencies and guarantees - Commitments outstanding (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2017	Mar. 31, 2017
Commitments to extend credit [Member]
Commitments [Line Items]
Commitments outstanding	¥ 1,009,812	¥ 1,010,257
Commitments to invest [Member]
Commitments [Line Items]
Commitments outstanding	¥ 14,200	¥ 15,194